Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0001830033
Registrant Name	PureCycle Technologies, Inc.
Registration File Number	333-296672
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES